Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 3)	1.0	4.8	5.8
Measurement period adjustments (1)	3.9	5.9	9.8

Balance as of March 31, 2024	$398.6	$412.6	$811.2
Measurement period adjustments (2)	(1.7)	(1.0)	(2.7)

Balance as of March 31, 2025	$396.9	$411.6	$808.5

(1)
Fiscal 2024:
 Measurement period adjustments in fiscal 2024 for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

(2)
Fiscal 2025:
 Measurement period adjustments in fiscal 2025 for the acquisition of eOne reflect a decrease to goodwill of $2.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of $12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $5.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $1.0 million, and accrued and other liabilities of $1.9 million, partially offset by a net increase to other assets of $4.2 million.

Summary of the Company's Other Intangible Assets
Finite-Lived Intangible Assets.
 Finite-lived intangible assets consisted of the following:

	March 31, 2025			March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$31.0	$14.1	$16.9	$31.0	$12.1	$18.9
Trademarks and trade names	7.6	4.0	3.6	7.6	3.0	4.6
Other	23.9	23.6	0.3	23.9	21.7	2.2

	$62.5	$41.7	$20.8	$62.5	$36.8	$25.7

LIONSGATE STUDIOS CORP. [Member]
Summary of the Company's Other Intangible Assets
Finite-Lived Intangible Assets.
 Finite-lived intangible assets consisted of the following:

	March 31, 2025			March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships (1)	$1,852.0	$1,087.1	$764.9	$1,852.0	$942.9	$909.1
Trademarks and trade names (2)	87.6	16.0	71.6	87.6	7.1	80.5
Other	23.9	23.6	0.3	23.9	21.7	2.2

	$1,963.5	$1,126.7	$836.8	$1,963.5	$971.7	$991.8

(1)	Customer relationships primarily represent Starz affiliation agreements with distributors.
(2)	Amounts as of March 31, 2024 include the Starz trade names previously accounted for as indefinite-lived intangible assets, see below for further information.

LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Media Networks	Total
	(Amounts in millions)
Balance as of March 31, 2023	$393.7	$401.9	$493.9	$1,289.5
Acquisition of eOne (see Note 2)	1.0	4.8	—	5.8
Impairment (1)	—	—	(493.9)	(493.9)
Measurement period adjustments (2)	3.9	5.9	—	9.8

Balance as of March 31, 2024	$398.6	$412.6	$—	$811.2
Measurement period adjustments (3)	(1.7)	(1.0)	—	(2.7)

Balance as of March 31, 2025	$396.9	$411.6	$—	$808.5

(1)
See Note 1,
 Goodwill Impairment Assessments
, for further information on the goodwill impairments recorded in fiscal 2024 and 2023 related to the Media Networks segment. As of March 31, 2025 and March 31, 2024, accumulated goodwill impairment losses totaled $1.969 billion, related to the Media Networks reporting unit.

(2)
Fiscal 2024:
 Measurement period adjustments in fiscal 2024 for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

(3)
Fiscal 2025:
 Measurement period adjustments in fiscal 2025 for the acquisition of eOne reflect a decrease to goodwill of $2.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of $12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $5.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $1.0 million, and accrued and other liabilities of $1.9 million, partially offset by a net increase to other assets of $4.2 million.